advance billings and customer deposits (Details) - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
advance billings and customer deposits
Advance billings	$ 782	$ 718
Deferred customer activation and connection fees	3	3
Customer deposits	15	15
Contract liabilities	800	736	$ 739
Other	224	235
Total	$ 1,024	$ 971